Significant Estimates And Judgments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2019
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	$ 210.1
Goodwill			$ 114.7
Decrease in future cash flow rate	5.00%
Increase of basis points in discount rates	100
Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	$ 136.4
Trademark [member]
Significant estimate and judgment [line items]
Intangible assets	$ 216.3	$ 197.2
Trademark [member] | Bottom of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate	11.00%
Growth rates on impairment	(0.70%)
Trademark [member] | Top of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate	16.00%
Growth rates on impairment	2.00%
Ski-Doo [member]
Significant estimate and judgment [line items]
Intangible assets	$ 63.5	63.5
Sea-Doo [member]
Significant estimate and judgment [line items]
Intangible assets	59.1	59.1
Alumacraft [member]
Significant estimate and judgment [line items]
Intangible assets	20.1	19.2
Manitou [member]
Significant estimate and judgment [line items]
Intangible assets	38.8	36.9
Quintrex [Member]
Significant estimate and judgment [line items]
Intangible assets	14.8	14.1
Stacer [Member]
Significant estimate and judgment [line items]
Intangible assets	4.6	4.4
Pinion [member]
Significant estimate and judgment [line items]
Intangible assets	15.4
Bombardier Inc. [member] | Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	114.7	114.7
Bombardier Inc. [member] | Trademark [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	122.6	122.6
Business Combination after 2003 [member] | Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	137.6	1.2
Business Combination after 2003 [member] | Trademark [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	93.7	$ 74.6
Konsberg [Member] | Goodwill [member]
Significant estimate and judgment [line items]
Goodwill	63.7
Konsberg [Member] | Pinion [member] | Goodwill [member]
Significant estimate and judgment [line items]
Goodwill	$ 72.7